Income taxes - Additional Information (Detail) - Li Cycle Holdings Corp [Member] - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Major Components Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 13
CANADA | Two Thousand And Thirty Seven To Two Thousand And Forty [Member]
Major Components Of Income Tax [Line Items]
Non Capital Losses	49	$ 13	$ 4
UNITED STATES | Indefinitely [Member]
Major Components Of Income Tax [Line Items]
Net operating losses	$ 5